Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2021
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid expenses and other current assets
3.	Prepaid expenses and other current assets

Prepaid expenses and other current assets consisted of the following:

	December 31,
	2020	2021
	(in thousands)

Indirect tax receivables and related prepaid expenses	$20,591	$39,030
Prepaid expenses	2,388	6,271
Other	68	1,267
Prepaid expenses and other current assets	23,047	46,568